Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036-2652

Telephone  202.419.8417

Fax  202.822.0140

www.stradley.com

February 14, 2012

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:       Bridgeway Funds, Inc.
Registration Statement on Form N-14
1940 Act File No. 811-08200

Ladies and Gentlemen:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Bridgeway Funds, Inc. (the “Registrant”).  This Registration Statement is being filed to register shares of the Aggressive Investors 1 Fund (the “Acquiring Fund”), a series of the Registrant, that will be issued to shareholders of the Aggressive Investors 2 Fund (the “Acquired Fund”), also a series of the Registrant, in connection with the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, pursuant to the Plan of Reorganization, which is included in the Registration Statement.  It is proposed that this filing will become automatically effective on March 15, 2012 pursuant to Rule 488 under the 1933 Act.  A definitive Proxy Statement/Prospectus will be filed and mailed to the Acquired Fund shareholders shortly thereafter.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (1) the statement of additional information dated October 31, 2011; (2) the semi-annual report dated February [__], 2012; and (3) the supplement dated February 13, 2012.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (202) 419-8402 or Prufesh R. Modhera, Esq. at (202) 419-8417.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman